Geographic Areas	12 Months Ended
Dec. 31, 2015
Geographic Areas Disclosure
Geographic Areas

NOTE 17.  Geographic Areas

Geographic area information is used by the Company as a secondary performance measure to manage its businesses. Export sales and certain income and expense items are generally reported within the geographic area where the final sales to 3M customers are made.

							Property, Plant and
	Net Sales			Operating Income			Equipment - net
(Millions)	2015	2014	2013	2015	2014	2013	2015	2014
United States	$12,049	$11,714	$11,151	$2,647	$2,540	$2,210	$4,838	$4,619
Asia Pacific	9,041	9,418	9,047	2,580	2,487	2,386	1,647	1,798
Europe, Middle East and Africa	6,228	7,198	7,085	1,017	1,234	1,168	1,531	1,502
Latin America and Canada	2,982	3,504	3,611	706	867	908	499	570
Other Unallocated	(26)	(13)	(23)	(4)	7	(6)	—	—
Total Company	$30,274	$31,821	$30,871	$6,946	$7,135	$6,666	$8,515	$8,489

Asia Pacific included China/Hong Kong net sales to customers of $2.945 billion in 2015, which approached 10 percent of consolidated worldwide sales. China/Hong Kong net property, plant and equipment (PP&E) was $584 million at December 31, 2015.